Other financial liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Non-current
Share warrants		₨ 2	₨ 94
Total	$ 1	2	94
Current
Due to employees		124,074	182,495
Share warrants		418,263	383,699
Liability for the acquisition of business		800,000	1,190,009
Total	$ 17,805	₨ 1,342,337	₨ 1,756,203